CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 22,766	$ 20,017	$ 18,021
Securities available for sale
Unrealized gain (loss) arising during period	(4,465)	(540)	5,095
Change in unrealized gains and losses for which a portion of other than temporary impairment has been recognized in earnings	40	0	398
Reclassification adjustment for other than temporary impairment included in earnings	0	0	9
Reclassification adjustments for gains included in earnings	(301)	(75)	(329)
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale	(4,726)	(615)	5,173
Income tax expense (benefit)	(1,654)	(215)	1,811
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale, net of tax	(3,072)	(400)	3,362
Derivative instruments
Reclassification adjustment for accretion on settled derivatives	0	0	380
Unrealized gains recognized in other comprehensive income (loss) on derivative instruments	0	0	380
Income tax expense	0	0	133
Unrealized gains recognized in other comprehensive income (loss) on derivative instruments, net of tax	0	0	247
Other comprehensive income (loss)	(3,072)	(400)	3,609
Comprehensive income	$ 19,694	$ 19,617	$ 21,630